Other Intangibles (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Other intangibles
Other intangibles
Other intangibles, including goodwill	$ 523,709
Goodwill
Other intangibles
Other intangibles, including goodwill	58,094
Customer relationships
Other intangibles
Other intangibles, including goodwill	346,647
Contractual vendot intangible assets
Other intangibles
Other intangibles, including goodwill	47,580
Tradename And Other Intangible Assets
Other intangibles
Other intangibles, including goodwill	$ 71,388